SCHEDULE OF RECONCILIATION OF EXPECTED INCOME TAX EXPENSES (RECOVERY) (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Notes and other explanatory information [abstract]
Loss for the year	$ (669,024)	$ (701,215)	$ (818,228)
Expected income tax recovery (27%)	(181,000)	(189,000)	(221,000)
Change in statutory, foreign tax, foreign exchange rates and other	(245,000)	(54,000)	(2,000)
Permanent differences and other	148,000	192,000	91,000
Share issue cost			(5,000)
Change in unrecognized deductible temporary differences	278,000	51,000	$ 137,000
Total income tax expense (recovery)